Share Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of unvested restricted share units
	Number of shares	Weighted- Average Grant-Date Fair Value
Unvested at December 31, 2019	424,076	$2.54
Granted	18,000	$2.42
Vested	(15,000)	$2.42
Unvested at December 31, 2020	427,076	$2.54
Granted	18,000	$1.64
Vested	(18,000)	$1.77
Unvested at December 31, 2021	427,076	$2.53

Schedule of share based compensation operating expenses
	For the Years Ended December 31,
	2021	2020	2019
Selling and marketing expenses	$111,997	$93,439	$92,885
General and administrative expenses	99,826	74,911	67,099
Total share-based compensation expenses	$211,823	$168,350	$159,984